Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment [Abstract]
Schedule of expense recognized in the financial statements for services

The expense recognized in the financial statements for services received is shown in the following table:

	Year ended December 31,
	2020	2019	2018
Equity-settled share-based payment plans to employees, directors and consultants	$799	$1,263	$710

Schedule of share-based payment transactions granted to its employees, directors and consultants

The share-based payment transactions that the Company granted to its employees, directors and consultants are shown in the following table:

Issuance Date	Grantee	Options outstanding as of December 31, 2020	Exercise price NIS	Exercise price $*)	Exercisable as of December 31, 2020	Exercisable Through	Total Fair Value $
December 8, 2015	Employees and Consultant	292,250	25.99	6.70	292,250	December 8, 2025	1,053
December 8, 2015	Employees and Consultant	270,000	31.19	8.04	270,000	December 8, 2025	1,247
April 1, 2017	Chief Executive Officer and Director	566,262	19.97	5.47	566,262	April 1, 2025	1,100
December 3, 2017	Director	27,500	21.37	6.12	9,167	December 3, 2027	54
November 12, 2018	Directors	110,000	23.39	6.36	—	November 12, 2026	298
November 12, 2018	Employees and officers	672,600	23.39	-	24.22	6.36	-	6.59	—	November 12, 2026	2,299
October 1, 2019	Chief Financial and Operating Officer	50,000	19.08	5.48	—	October 1, 2027	100

January 13,2020	Director	55,008	18.52	5.30	---	January 13, 2028	133

May 11, 2020	Chief Financial Officer	100,000	5.58	May 11, 2028	158
June 1, 2020	VP Global Marketing	60,000	5.58	June 1, 2028	177
November 19, 2020	Director of Market Access, Director of Analytics	70,000	3.40	November 19, 2030	228

*)	As of grant date.

Schedule of fair value of options granted

The fair value of the Company’s options granted for the years ended December 31, 2020, 2019 and 2018 was estimated using the Binomial model with the following assumptions:

	Year ended December 31,
	2020			2019			2018
Dividend yield (%)		0			0			0
Expected volatility (%)	48.00	-	76.78	40.06	-	48.09	40.51	-	48.25
Risk-free interest rate (%)	0.14	–	0.62	1.61	–	1.73	0.28	-	2.22
Expected exercise factor		2.8			2.8			2.8
Post-vesting forfeiture rate (%)		5			5			5

Schedule of share-based payment movement during the year

Movement during the year:

	Year ended December 31,
	2020		2019
	Number of options	Weighted average exercise price(*)	Number of options	Weighted average exercise price(*)
		$		$
Outstanding at January 1,	2,213,812	$7.1	2,425,192	$6.6
Granted	285,008	5.4	50,000	5.5
Exercised	(246,262)	(**)5.8	-	-
Expired	(535,667)	7.4	(59,765)	7.5
Forfeited	(193,916)	6.7	(201,615)	7.0

Outstanding at December 31,	1,522,975	$7.5	2,213,812	$7.1

Exercisable at December 31,	839,418	$9.5	1,362,879	$7.38